(UNAUDITED) CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2019 at Dec. 31, 2018		$ 10,563	$ 6,493,070	$ (10,801,801)	$ (4,054,329)
Balance, shares at Dec. 31, 2018		105,635,816
Net loss				(1,400,098)	(1,400,098)
December 31, 2020 at Dec. 31, 2019	$ 413	$ 77,088	8,099,346	(12,201,899)	(3,777,345)
Balance, shares at Dec. 31, 2019	4,127,776	770,883,602
Shares issued on conversion of notes payable		$ 37,887	83,421		121,308
Shares issued upon conversion of convertible notes payable, shares		378,872,550
Net loss				(639,557)	(639,557)
December 31, 2020 at Mar. 31, 2020	$ 413	$ 114,975	8,182,767	(12,841,456)	(4,543,301)
Balance, shares at Mar. 31, 2020	4,127,776	1,149,756,152
Balance - December 31, 2019 at Dec. 31, 2019	$ 413	$ 77,088	8,099,346	(12,201,899)	(3,777,345)
Balance, shares at Dec. 31, 2019	4,127,776	770,883,602
Net loss					(7,372,653)
December 31, 2020 at Sep. 30, 2020	$ 413	$ 120,775	8,378,367	(19,574,552)	(11,074,997)
Balance, shares at Sep. 30, 2020	4,127,776	1,207,756,152
Balance - December 31, 2019 at Dec. 31, 2019	$ 413	$ 77,088	8,099,346	(12,201,899)	(3,777,345)
Balance, shares at Dec. 31, 2019	4,127,776	770,883,602
Net loss				(4,553,777)	(4,553,777)
December 31, 2020 at Dec. 31, 2020	$ 413	$ 121,149	8,386,593	(16,755,676)	(8,247,521)
Balance, shares at Dec. 31, 2020	4,127,776	1,211,495,162
Balance - December 31, 2019 at Mar. 31, 2020	$ 413	$ 114,975	8,182,767	(12,841,456)	(4,543,301)
Balance, shares at Mar. 31, 2020	4,127,776	1,149,756,152
Net income				141,135	141,135
December 31, 2020 at Jun. 30, 2020	$ 413	$ 114,975	8,182,767	(12,700,321)	(4,402,166)
Balance, shares at Jun. 30, 2020	4,127,776	1,149,756,152
Net loss				(6,874,231)	(6,874,231)
Shares issued upon conversion of convertible notes payable		$ 5,750	195,500		201,250
Conversion of convertible notes to common shares, shares		57,500,000
Shares issued for services		$ 50	100		150
Shares issued for services, shares		500,000
December 31, 2020 at Sep. 30, 2020	$ 413	$ 120,775	8,378,367	(19,574,552)	(11,074,997)
Balance, shares at Sep. 30, 2020	4,127,776	1,207,756,152
Balance - December 31, 2019 at Dec. 31, 2020	$ 413	$ 121,149	8,386,593	(16,755,676)	(8,247,521)
Balance, shares at Dec. 31, 2020	4,127,776	1,211,495,162
Net income				1,991,101	1,991,101
Beneficial conversion feature of convertible notes			111,765		111,765
December 31, 2020 at Mar. 31, 2021	$ 413	$ 121,149	8,498,358	(14,764,575)	(6,144,656)
Balance, shares at Mar. 31, 2021	4,127,776	1,211,495,162
Balance - December 31, 2019 at Dec. 31, 2020	$ 413	$ 121,149	8,386,593	(16,755,676)	(8,247,521)
Balance, shares at Dec. 31, 2020	4,127,776	1,211,495,162
Net loss					3,350,043
December 31, 2020 at Sep. 30, 2021	$ 425	$ 137,275	10,548,671	(13,405,633)	(2,719,262)
Balance, shares at Sep. 30, 2021	4,250,579	1,372,757,161
Balance - December 31, 2019 at Mar. 31, 2021	$ 413	$ 121,149	8,498,358	(14,764,575)	(6,144,656)
Balance, shares at Mar. 31, 2021	4,127,776	1,211,495,162
Shares issued upon conversion of convertible notes payable, shares	123,803	75,195,174
Net loss				1,724,104	1,724,104
Shares issued upon conversion of convertible notes payable	$ 12	$ 7,520	1,273,991		1,281,523
December 31, 2020 at Jun. 30, 2021	$ 425	$ 128,669	9,772,348	(13,040,472)	(3,139,030)
Balance, shares at Jun. 30, 2021	4,250,579	1,286,690,336
Net loss				(365,161)	(365,161)
Private placement of common shares		$ 8,607	776,323		784,929
Private placement of common shares, shares		86,066,825
December 31, 2020 at Sep. 30, 2021	$ 425	$ 137,275	$ 10,548,671	$ (13,405,633)	$ (2,719,262)
Balance, shares at Sep. 30, 2021	4,250,579	1,372,757,161